Revenue by Categories - Schedule of Revenue Generated from Different Revenue Streams (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	$ 115,420	$ 193,439
Cloud mining solutions [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	82,435	147,980
BTC self-mining revenue [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	25,344	32,357
Sales of mining equipment [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	5	11,275
Hosting services and others [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	$ 7,636	$ 1,827